Note 12 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	€ 61,773	€ 58,176
Fair value of debt securities	61,584	59,074
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	18,770	17,625
Fair value of debt securities	18,945	18,355
Issued in euros [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	17,346	15,889
Fair value of debt securities	17,515	16,544
Issued in euros [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities		0
Fair value of debt securities		0
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	891	1,125
Fair value of debt securities	896	1,176
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	533	612
Fair value of debt securities	534	635
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,710	11,097
Fair value of debt securities	10,881	10,769
MEXICO | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,099	10,467
Fair value of debt securities	10,297	10,141
MEXICO | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	131	120
Fair value of debt securities	121	118
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	480	509
Fair value of debt securities	464	510
ITALY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	5,917	7,407
Fair value of debt securities	5,914	7,608
ITALY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	5,757	7,274
Fair value of debt securities	5,756	7,474
ITALY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
ITALY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	55	47
Fair value of debt securities	55	47
ITALY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	104	86
Fair value of debt securities	103	87
JAPAN
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,604	4,961
Fair value of debt securities	4,606	4,968
JAPAN | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,512	4,906
Fair value of debt securities	4,515	4,913
JAPAN | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
JAPAN | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	14	18
Fair value of debt securities	14	18
JAPAN | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	78	36
Fair value of debt securities	78	37
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	5,332	3,900
Fair value of debt securities	5,159	3,926
UNITED STATES | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,148	1,754
Fair value of debt securities	2,976	1,744
UNITED STATES | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	120	114
Fair value of debt securities	120	116
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,065	2,032
Fair value of debt securities	2,063	2,065
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,195	2,888
Fair value of debt securities	3,928	2,920
TURKEY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,195	2,888
Fair value of debt securities	3,928	2,920
TURKEY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
TURKEY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0
Fair value of debt securities	0	0
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	12,245	10,298
Fair value of debt securities	12,152	10,529
Other Countries [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,076	2,488
Fair value of debt securities	2,999	2,574
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,338	1,698
Fair value of debt securities	3,339	1,696
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,196	2,306
Fair value of debt securities	2,192	2,382
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,635	3,807
Fair value of debt securities	3,622	3,877
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	43,003	40,551
Fair value of debt securities	€ 42,639	€ 40,719